Goodwill & Intangible Assets, Net (Details) - Schedule of goodwill and the intangible assets - Goodwill [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Beginning balance
Ending balance	58,298
Zebra [Member]
Goodwill [Line Items]
Goodwill from acquisition	51,243
USARAD [Member]
Goodwill [Line Items]
Goodwill from acquisition	$ 7,055